Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2020
Post employment benefits
Schedule of income statement expense for defined benefit plans

	2020	2019	2018
	€m	€m	€m
Defined contribution plans	180	166	178
Defined benefit plans	46	57	44
Total amount charged to income statement (note 24)	226	223	222

Schedule of actuarial assumptions for defined benefit plans

	2020	2019	2018
	%	%	%
Weighted average actuarial assumptions used at 31 March1:
Rate of inflation2	2.2	2.9	2.9
Rate of increase in salaries	2.5	2.7	2.7
Discount rate	2.0	2.3	2.5

Notes:

1	Figures shown represent a weighted average assumption of the individual plans.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2020	2019	2018
	€m	€m	€m
Current service cost	37	31	34
Past service costs[1]	—	16	2
Net interest charge	9	10	8
Total included within staff costs	46	57	44
Actuarial gains/(losses) recognised in the SOCI	640	(33)	(94)

Note:

1Following a High Court judgement on 21 October 2018 which concluded that affected defined benefit plans should equalise pension benefits for men and women in relation to guaranteed minimum pension (‘GMP’) benefits the Group has recorded a pre-tax past service cost of €16 million (£14 million) in the year ended 31 March 2019.

Schedule of fair value of assets and present value of liabilities under defined benefit plans

	Assets	Liabilities	Net deficit
	€m	€m	€m
1April 2018	6,697	(7,107)	(410)
Service cost	—	(47)	(47)
Interest income/(cost)	167	(177)	(10)
Return on plan assets excluding interest income	269	—	269
Actuarial gains/(losses) arising from changes in demographic assumptions	—	5	5
Actuarial gains/(losses) arising from changes in financial assumptions	—	(253)	(253)
Actuarial gains/(losses) arising from experience adjustments	—	12	12
Employer cash contributions	27	—	27
Member cash contributions	9	(9)	—
Benefits paid	(280)	280	—
Exchange rate movements	87	(87)	—
Other movements	(2)	(48)	(50)
31 March 2019	6,974	(7,431)	(457)
Service cost	—	(37)	(37)
Interest income/(cost)	154	(163)	(9)
Return on plan assets excluding interest income	108	—	108
Actuarial gains arising from changes in demographic assumptions	—	252	252
Actuarial gains arising from changes in financial assumptions	—	383	383
Actuarial losses arising from experience adjustments	—	(103)	(103)
Employer cash contributions	42	—	42
Member cash contributions	10	(10)	—
Benefits paid	(237)	237	—
Exchange rate movements	(143)	156	13
Other movements	(2)	(38)	(40)
31 March 2020	6,906	(6,754)	152

An analysis of the net surplus/(deficit) is provided below for the Group as a whole.

	2020	2019	2018	2017	2016
	€m	€m	€m	€m	€m
Analysis of net surplus/(deficit):
Total fair value of plan assets	6,906	6,974	6,697	6,709	6,229
Present value of funded plan liabilities	(6,641)	(7,315)	(7,028)	(7,222)	(6,487)
Net surplus/(deficit) for funded plans	265	(341)	(331)	(513)	(258)
Present value of unfunded plan liabilities	(113)	(116)	(79)	(81)	(83)
Net surplus/(deficit)	152	(457)	(410)	(594)	(341)
Net surplus/(deficit) is analysed as:
Assets[1]	590	94	110	57	224
Liabilities	(438)	(551)	(520)	(651)	(565)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net assets/(deficit) is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section						Vodafone Section
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Analysis of net surplus/(deficit):

Total fair value of plan assets	2,842	2,828	2,760	2,894	2,762	2,873	2,926	2,773	2,654	2,408
Present value of plan liabilities	(2,393)	(2,734)	(2,655)	(2,842)	(2,543)	(2,731)	(3,157)	(2,945)	(2,962)	(2,548)
Net surplus/(deficit)	449	94	105	52	219	142	(231)	(172)	(308)	(140)
Net surplus/(deficit) are analysed as:
Assets	449	94	105	52	219	142	—	—	—	—
Liabilities	—	—	—	—	—	—	(231)	(172)	(308)	(140)

Schedule of fair value of pension assets

	2020	2019
	€m	€m
Cash and cash equivalents	96	65
Equity investments:
With quoted prices in an active market	1,018	1,469
Without quoted prices in an active market	197	250
Debt instruments:
With quoted prices in an active market	4,446	3,831
Without quoted prices in an active market	513	620
Property:
With quoted prices in an active market	18	24
Without quoted prices in an active market	391	282
Derivatives:[1]
Without quoted prices in an active market	(1,110)	(986)
Investment fund	533	543
Annuity policies
With quoted prices in an active market	3	14
Without quoted prices	801	862
Total	6,906	6,974

Note:

1Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 “Fair Value Measurement” principles and classified as unquoted accordingly.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Increase by 1 year	Decrease by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(492)	563	(3)	4	717	(617)	205	(206)

1

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.